Employee Benefit Plans (Summary of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Costs) (Details) - Amended and Restated SERP Plan [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.20%	0.00%	0.00%
Rate of compensation increase	3.00%	0.00%	0.00%